CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net Loss	$ (1,749,870)	$ (672,915)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	290,364
Gain on debt extinguishment	(5,596)
Interest expense	5,986	26,991
Foreign currency translation (gains)/losses	5,657	(3,873)
Net changes in operating assets & liabilities:
Accounts receivable	928	(928)
Prepaid expense and deposit	2,185
Inventory	121	(21,072)
Accounts payable and accrued liabilities	641,156	81,611
Net cash used in operating activities	(809,069)	(590,186)
Cash flows from financing activities:
Proceeds from related parties	193,592	181,982
Proceeds from shares issuance for cash	519,613	403,216
Proceeds from convertible note payable	100,000
Net cash provided by financing activities	813,205	585,198
Net change in cash and cash equivalents	4,135	(4,988)
Cash and cash equivalents at beginning of year	17,621
Cash and cash equivalents at end of year	21,756	17,621
Supplemental disclosure of non-cash investing and financing activities:
Settlement of fees due to a former SingaporeCo non-executive director		604,890
Shares issued for settlement of related party payable	452,861	$ 25,000
Shares issued for conversion of convertible debt	$ 100,000